Share Capital - Summary of Reconciliation of Share Capital (Detail) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Reconciliation Of Share Capital And Treasury Shares [Line Items]
Beginning balance	$ 634,287	$ 387,191	$ (26,515)
Issuance of shares	527	1,733	248,716
Shares issued to PIPE investors, amount		178,653
Reorganisation, amount		217,581
Ending balance	604,812	634,287	387,191
Issued capital [member]
Disclosure Of Reconciliation Of Share Capital And Treasury Shares [Line Items]
Beginning balance	1,081,320	684,347	36,553
Issuance of shares	13,223	8,403	252,338
Shares issued to PIPE investors, amount		178,653
Transaction cost in relation to issuance of PIPE shares, amount		(7,664)
Reorganisation, amount		217,581
Conversion of preference shares to ordinary shares, amount			395,456
Ending balance	$ 1,094,543	$ 1,081,320	$ 684,347